Offerings - Offering: 1	Oct. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	13,502,835
Proposed Maximum Offering Price per Unit	6.01
Maximum Aggregate Offering Price	$ 81,152,038.35
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,060.23
Offering Note	(1) Represents shares of Common Stock, par value $0.001 per share ("Common Stock"), of GT Biopharma, Inc. (the "Company"), which consists of (i) 6,716,931 shares of Common Stock issuable upon the conversion of 8,611.111 shares of Series M 10% Convertible Preferred Stock, par value $0.01 per share (the "Series M Preferred Stock" or the "Series M Preferred Shares," and the shares of Common Stock issuable upon conversion of the Series M Preferred Shares, the "Series M Conversion Shares"); (ii) 6,716,931 shares of Common Stock issuable upon the exercise of warrants (the "Series M Common Stock Warrants" and the shares of Common Stock issuable upon exercise of the Series M Common Stock Warrants, the "Series M Common Stock Warrant Shares"); (iii) 30,004 shares of Common Stock issuable upon the conversion of 340.556 shares of Series L 10% Convertible Preferred Stock (the "Series L Preferred Stock" or the "Series L Preferred Shares," and the shares of Common Stock issuable upon conversion of the Series L Preferred Shares, the "Series L Conversion Shares"); (iv) 30,004 shares of Common Stock issuable upon the exercise of warrants issuable upon exercise of the Series L Greenshoe Rights (as defined in the Registration Statement) (the "Series L Vesting Warrants" and the shares of Common Stock issuable upon exercise of the Series L Vesting Warrants, the "Series L Vesting Warrant Shares"); (v) 6,996 shares of Common Stock issued to the holders of Series L Preferred Stock of record as of June 24, 2026 as a dividend; and (vi) 1,969 shares of Common Stock issued to the holders of Series L Preferred Stock of record as of September 29, 2026 as a dividend, offered for resale by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant's Common Stock on October 8, 2026, as reported on The Nasdaq Capital Market.